Shareholders' equity	6 Months Ended
Jun. 30, 2022
Shareholders' equity
Shareholders' equity

4) Shareholders’ equity

Treasury shares (TotalEnergies shares held directly by TotalEnergies SE)

	December 31, 2021	June 30, 2022
Number of treasury shares	33,841,104	55,465,917
Percentage of share capital	1.28%	2.12%
Of which shares acquired with the intention to cancel them	30,665,526	55,260,084
Of which shares allocated to TotalEnergies share performance plans for Company employees	3,103,018	99,850
Of which shares intended to be allocated to new share performance or purchase options plans	72,560	105,983

Dividend

The Shareholders’ meeting of May 25, 2022 approved the distribution of a dividend of 2.64 euros per share for the 2021 fiscal year and the payment of a final dividend of 0.66 euro per share given the three interim dividends that had already been paid. The dividend for fiscal year 2021 was paid according to the following timetable:

Dividend 2021	First interim	Second interim	Third interim	Final
Amount	€0.66	€0.66	€0.66	€0.66
Set date	April 28, 2021	July 28, 2021	October 27, 2021	May 25, 2022
Ex-dividend date	September 21, 2021	January 3, 2022	March 22, 2022	June 21, 2022
Payment date	October 1, 2021	January 13, 2022	April 1, 2022	July 1, 2022

The Board of Directors of April 27, 2022 decided to increase interim dividends by 5% and consequently set the first interim dividend for the fiscal year 2022 at €0.69 per share. The ex-dividend date of this interim dividend will be September 21, 2022 and it will be paid in cash on October 3, 2022.

Furthermore, the Board of Directors of July 27, 2022 decided to set the amount of the second interim dividend for the 2022 fiscal year at 0.69 euro per share, i.e an amount equal to the aforementioned first interim dividend. The ex-dividend date of the second interim dividend will be January 2, 2023 and it will be paid in cash on January 12, 2023.

Dividend 2022	First interim	Second interim
Amount	€ 0.69	€ 0.69
Set date	April 27, 2022	July 27, 2022
Ex-dividend date	September 21, 2022	January 2, 2023
Payment date	October 3, 2022	January 12, 2023

Earnings per share in Euro

Earnings per share in Euro, calculated from the earnings per share in U.S. dollars converted at the average Euro/USD exchange rate for the period, amounted to €2.03 per share for the 2nd quarter 2022 (€1.67 per share for the 1st quarter 2022 and €0.66 per share for the 2nd quarter 2021). Diluted earnings per share calculated using the same method amounted to €2.03 per share for the 2nd quarter 2022 (€1.65 per share for the 1st quarter 2022 and €0.66 per share for the 2nd quarter 2021).

Earnings per share are calculated after remuneration of perpetual subordinated notes.

Perpetual subordinated notes

On January 17, 2022, TotalEnergies SE issued perpetual subordinated notes:

-	Perpetual subordinated notes 2.000% callable in April 2027, or in anticipation in January 2027 (€1,000 million); and
-	Perpetual subordinated notes 3.250% callable in January 2037, or in anticipation in July 2036 (€750 million).

On May 18, 2022, TotalEnergies SE fully reimbursed the residual nominal amount of €1,750 million of its perpetual subordinated notes 3.875% issued in May 2016, on their first call date.

Other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)	1st half 2022	1st half 2021
Actuarial gains and losses	204	449

Change in fair value of investments in equity instruments	(17)	68

Tax effect	(42)	(154)
Currency translation adjustment generated by the parent company	(7,137)	(2,934)
Sub-total items not potentially reclassifiable to profit and loss	(6,992)	(2,571)

Currency translation adjustment	3,535	1,777
- unrealized gain/(loss) of the period	3,532	1,898
- less gain/(loss) included in net income	(3)	121

Cash flow hedge	2,959	80
- unrealized gain/(loss) of the period	2,901	(56)
- less gain/(loss) included in net income	(58)	(136)

Variation of foreign currency basis spread	70	(4)
- unrealized gain/(loss) of the period	49	(29)
- less gain/(loss) included in net income	(21)	(25)

Share of other comprehensive income of equity affiliates, net amount	2,464	451
- unrealized gain/(loss) of the period	2,427	449
- less gain/(loss) included in net income	(37)	(2)

Other	(1)	-

Tax effect	(1,059)	(57)
Sub-total items potentially reclassifiable to profit and loss	7,968	2,247
Total other comprehensive income (net amount)	976	(324)

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2022			1st half 2021
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	204	(53)	151	449	(141)	308
Change in fair value of investments in equity instruments	(17)	11	(6)	68	(13)	55
Currency translation adjustment generated by the parent company	(7,137)	-	(7,137)	(2,934)	-	(2,934)
Sub-total items not potentially reclassifiable to profit and loss	(6,950)	(42)	(6,992)	(2,417)	(154)	(2,571)
Currency translation adjustment	3,535	-	3,535	1,777	-	1,777
Cash flow hedge	2,959	(1,041)	1,918	80	(55)	25

Variation of foreign currency basis spread	70	(18)	52	(4)	(2)	(6)
Share of other comprehensive income of equity affiliates, net amount	2,464	-	2,464	451	-	451
Other	(1)	-	(1)	-	-	-
Sub-total items potentially reclassifiable to profit and loss	9,027	(1,059)	7,968	2,304	(57)	2,247
Total other comprehensive income	2,077	(1,101)	976	(113)	(211)	(324)